Annual Fund Operating Expenses - F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF - F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	Sep. 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.17%

[1]	Prior to September 15, 2025, the unitary management fee was 0.25%.
[2]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.